OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	May. 11, 2015	Dec. 31, 2014	Dec. 31, 2013
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)			$ 1.50
Number of Warrants Outstanding	7,221,685	7,078,685		5,113,990	2,717,258
Warrants at $0.001 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 0.001	$ 0.001
Number of Warrants Outstanding	383,320	383,320
Expiration Date, Warrants	January 2020	January 2020
Warrants at $1.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 1.50	$ 1.50
Number of Warrants Outstanding	4,009,391	3,991,391
Expiration Date, Warrants	February 2018 to March 2019	February 2018 to December 2018
Warrants at $1.84 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 1.84	$ 1.84
Number of Warrants Outstanding	35,076	35,076
Expiration Date, Warrants	January 2020	January 2020
Warrants at $1.95 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 1.95	$ 1.95
Number of Warrants Outstanding	779,674	654,674
Expiration Date, Warrants	October 2018 to March 2019	October 2018 to December 2018
Warrants at $2.00 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.00	$ 2.00
Number of Warrants Outstanding	100,000	100,000
Expiration Date, Warrants	August 2018	August 2018
Warrants at $2.02 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.02	$ 2.02
Number of Warrants Outstanding	30,755	30,755
Expiration Date, Warrants	January 2020	January 2020
Warrants at $2.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.50	$ 2.50
Number of Warrants Outstanding	100,000	100,000
Expiration Date, Warrants	August 2018	August 2018
Warrants at $2.75 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.75	$ 2.75
Number of Warrants Outstanding	228,720	228,720
Expiration Date, Warrants	August 2019 to September 2019	August 2019 to September 2019
Warrants at $3.67 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 3.67	$ 3.67
Number of Warrants Outstanding	214,193	214,193
Expiration Date, Warrants	December 2018 to January 2019	December 2018 to January 2019
Warrants at $3.75 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 3.75	$ 3.75
Number of Warrants Outstanding	1,340,556	1,340,556
Expiration Date, Warrants	April 2019 to March 2020	April 2019 to March 2020